PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Property Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
Note 4 - Property and Equipment

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	Estimated Useful Life (Years)	September 30, 2013	March 31, 2013

Property and equipment	5	24,400	$7,925

Less accumulated depreciation		(3,040)	(1,234)

		21,360	$6,691

Depreciation Expense

Depreciation expense was $1,806 and $436 for the interim period ended September 30, 2013 and 2012, respectively.

Note 5 - Property and Equipment

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	Estimated Useful Life (Years)	March 31, 2013	March 31, 2012

Property and equipment	5	$7,925	$3,036

Less accumulated depreciation		(1,234)	(-)

		$6,691	$3,036

Depreciation Expense

The Company acquired furniture and fixture near the end of February 2012 and started to depreciate as of April 1, 2012. Depreciation expense for the fiscal year ended March 31, 2013 was $1,234.